CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Other comprehensive income, net of tax:
Change in pension and postretirement, tax	$ 10,176	$ 1,792	$ 13,421